FAIR VALUE OF FINANCIAL INSTRUMENTS, DERIVATIVES AND FAIR VALUE DISCLOSURES (Fair Value of Financial Instruments Other Than Derivatives) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	$ 70,606	$ 92,001
Restricted cash	10,579		$ 8,989
Fair Value, Inputs, Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	70,606	92,001
Term Loan [Member] | INSW Facilities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans Payable, Fair Value Disclosure	(550,689)	(447,888)
Term Loan [Member] | INSW Facilities [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans Payable, Fair Value Disclosure	(550,689)	$ (447,888)
Line of Credit [Member] | INSW Facilities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans Payable, Fair Value Disclosure	(30,227)
Line of Credit [Member] | INSW Facilities [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans Payable, Fair Value Disclosure	$ (30,227)